Subsequent Events - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	1 Months Ended	4 Months Ended	5 Months Ended		1 Months Ended	0 Months Ended
	Jul. 05, 2011	Mar. 30, 2012	Sep. 30, 2011	May 13, 2011	Sep. 19, 2012 Maximum	May 13, 2014 Subsequent Event Maximum	Apr. 25, 2014 Subsequent Event Maximum
Subsequent Event [Line Items]
Repurchase shares of its outstanding common stock	57,513,600	44,000,000		60,000,000	42,000,000	44,000,000	320,000,000
Repurchase shares of its outstanding common stock	¥ 223,440	¥ 220,000	¥ 280,000		¥ 150,000	¥ 250,000	¥ 500,000